[Western Reserve Life Assurance Co. of Ohio]

April 30, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Wealth Creator Variable Annuity
WRL Series Annuity Account
Western Reserve Life Assurance Co. of Ohio
(File No. 333-24959)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, statement of additional information and supplement that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel

cc:	Frederick R. Bellamy, Esq.